PFI Prospectus | Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class T shares of the Fund. You may qualify for sales charge discounts for purchases of at least $250,000 in Class T Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “The Costs of Investing” beginning on page 42 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class T	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFI Prospectus Global Diversified Income Fund [Member] Global Diversified Income Fund, Class T
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	1.20%
[1]	Based on estimated amounts for current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.09% for Class T. It is expected that the expense limit will continue through the period ending February 28, 2019; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class T | USD ($)	369	638	927	1,750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the Fund. The Fund generally invests a portion of its assets in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies. As described below, the Fund will use some derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund actively trades portfolio securities.
As a Fund that invests globally, some of the Fund's strategies involve investing in foreign securities. The Fund typically invests in foreign securities of at least 10 countries and at least 30% of its net assets in foreign securities.
In managing the Fund, Principal Global Investors ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having those selecting investments for the Fund focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories.
The Fund also purchases and sells call and put options on equity indexes and exchange-traded funds (“ETFs”) in order to obtain long or short exposures to certain asset categories of the Fund. The primary purpose of this investment strategy is to reduce portfolio volatility in the Fund. PGI determines the asset categories on which this strategy is applied, which may include global real estate securities, global value equity, and/or publicly-traded infrastructure investments.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans and corporate bonds. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies. This portion of the Fund focuses primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
A portion of the Fund's assets is invested in a diversified portfolio of fixed income securities issued primarily by governments, their agencies, local authorities and instrumentalities, and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. This portion of the Fund is not managed to a particular maturity or duration. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index) and any country included in any J.P. Morgan Emerging Market Bond Index. These countries generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in the U.S. and foreign countries, including emerging markets. The Fund invests in equity securities regardless of market capitalization (small, medium or large). Investing in value equity securities, is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
A portion of the Fund's assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility, energy, and transportation companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: transportation (including toll roads, airports, railways, and ports); the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.95% in securities rated Aaa	16.15% in securities rated Baa	15.64% in securities rated Caa	0.32% in securities rated D
1.12% in securities rated Aa	23.69% in securities rated Ba	0.38% in securities rated Ca	11.21% in securities not rated
3.51% in securities rated A	26.02% in securities rated B	0.01% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated to swaps generally, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Equity Index/Exchange-traded Fund (“ETF”) Call Options. A fund that writes equity index/exchange-traded fund (“ETF”) call options forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio, which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class T shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class T shares; if they did, results would be lower. The table shows, for the Fund's Class T shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (December 15, 2008).
For periods prior to the inception date of Class T shares (June 12, 2017), the performance shown in the table for Class T shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class T. These adjustments for Class T shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 15, 2008. The Institutional Class shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.79%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(8.14)%

Average Annual Total Returns - PFI Prospectus - Global Diversified Income Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	17.13%	7.36%	14.69%
Bloomberg Barclays Global Credit Index [Member]	Bloomberg Barclays Global Credit Index (reflects no deduction for fees, expenses, or taxes)	5.43%	3.40%	6.32%
Bloomberg Barclays Global High Yield Index [Member]	Bloomberg Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	14.27%	7.37%	14.28%
MSCI ACWI Value Index [Member]	MSCI ACWI Value Index (reflects no deduction for fees, expenses, or taxes)	12.57%	8.96%	9.82%
Global Diversified Income Blended Index [Member]	Global Diversified Income Blended Index (reflects no deduction for fees, expenses, or taxes)	10.25%	6.32%	9.89%
Global Diversified Income Fund, Class T	Class T Return Before Taxes	6.63%	6.21%	10.85%	Jun. 12, 2017
Global Diversified Income Fund, Class T | After Taxes on Distributions	Class T Return After Taxes on Distributions	4.14%	3.90%	8.07%
Global Diversified Income Fund, Class T | After Taxes on Distributions and Sales	Class T Return After Taxes on Distributions and Sale of Fund Shares	3.85%	3.89%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Global Diversified Income Blended Index are: 40% Bloomberg Barclays Global Credit Index; 30% Bloomberg Barclays Global High Yield Index; and 30% MSCI ACWI Value Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | High Yield Fund [Member]
HIGH YIELD FUND
Objective:
The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class T shares of the Fund. You may qualify for sales charge discounts for purchases of at least $250,000 in Class T Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “The Costs of Investing” beginning on page 42 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class T	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFI Prospectus High Yield Fund [Member] High Yield Fund, Class T
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.91%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class T. It is expected that the expense limit will continue through the period ending February 28, 2019; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class T | USD ($)	341	575	827	1,550

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2016 was 4.11 years. The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.52% in securities rated Aaa	10.71% in securities rated Baa	9.78% in securities rated Caa	0.08% in securities rated D
0.00% in securities rated Aa	42.22% in securities rated Ba	0.19% in securities rated Ca	0.83% in securities not rated
0.07% in securities rated A	35.57% in securities rated B	0.03% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class T shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class T shares; if they did, results would be lower. The table shows, for the Fund's Class T shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class T shares (June 12, 2017), the performance shown in the table for Class T shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class T. Where this adjustment for fees and expenses results in performance for Class T shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for Class T shares (without respect to sales charges, which are not applicable to Class T). These adjustments for Class T shares result in performance for such periods that is no higher than the historical performance of the Class A shares. The Class A shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
The predecessor fund's Class A shares commenced operations on April 8, 1998.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(11.89)%

Average Annual Total Returns - PFI Prospectus - High Yield Fund [Member]	Label	1 Year	5 Years	10 Years	Inception Date
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	17.13%	7.36%	7.55%
High Yield Fund, Class T	Class T Return Before Taxes	11.78%	6.43%	6.62%	Jun. 12, 2017
High Yield Fund, Class T | After Taxes on Distributions	Class T Return After Taxes on Distributions	9.00%	3.52%	3.51%
High Yield Fund, Class T | After Taxes on Distributions and Sales	Class T Return After Taxes on Distributions and Sale of Fund Shares	6.58%	3.69%	3.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PFI Prospectus | Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class T shares of the Fund. You may qualify for sales charge discounts for purchases of at least $250,000 in Class T Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “The Costs of Investing” beginning on page 42 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class T	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFI Prospectus Short-Term Income Fund [Member] Short-Term Income Fund, Class T
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.79%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.79% for Class T. It is expected that the expense limit will continue through the period ending February 28, 2019; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class T | USD ($)	329	511	708	1,278

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index which as of December 31, 2016 was 1.87 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities (securitized products), and real estate investment trust ("REIT") securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class T shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class T shares; if they did, results would be lower. The table shows, for the Fund's Class T shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class T shares (June 12, 2017), the performance shown in the table for Class T shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class T. Where this adjustment for fees and expenses results in performance for Class T shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for Class T shares. These adjustments for Class T shares result in performance for such periods that is no higher than the historical performance of the Class A shares. The Class A shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
The predecessor fund's Class A shares commenced operations on November 1, 1993.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(1.87)%

Average Annual Total Returns - PFI Prospectus - Short-Term Income Fund [Member]	Label	1 Year	5 Years	10 Years	Inception Date
Bloomberg Barclays Credit 1-3 Year Index [Member]	Bloomberg Barclays Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	2.11%	1.84%	3.25%
Short-Term Income Fund, Class T	Class T Return Before Taxes	(0.42%)	1.36%	2.60%	Jun. 12, 2017
Short-Term Income Fund, Class T | After Taxes on Distributions	Class T Return After Taxes on Distributions	(1.12%)	0.72%	1.69%
Short-Term Income Fund, Class T | After Taxes on Distributions and Sales	Class T Return After Taxes on Distributions and Sale of Fund Shares	(0.24%)	0.76%	1.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.